UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS
OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act File Number 811-4946

THOMPSON IM FUNDS, INC.
(Exact name of registrant as specified in charter)

918 Deming Way
Madison, WI 53717
(Address of principal executive offices)--(Zip code)

Jason L. Stephens
Chief Executive Officer
Thompson IM Funds, Inc.
918 Deming Way
Madison, Wisconsin 53717
(Name and address of agent for service)

With a copy to:

Fredrick G. Lautz, Esq.
Quarles & Brady LLP
411 East Wisconsin Avenue
Milwaukee, Wisconsin 53202

Registrant's telephone number, including area code: (608) 827-5700

Date of fiscal year end: November 30, 2016

Date of reporting period: February 29, 2016

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5, to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to Rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, N.W., Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments

THOMPSON IM FUNDS, INC.
THOMPSON LARGECAP FUND
SCHEDULE OF INVESTMENTS
February 29, 2016 (Unaudited)

	Shares	Value
COMMON STOCKS - 99.7%

Consumer Discretionary - 17.2%
Auto Components - 1.5%
Johnson Controls, Inc.	40,100	$1,462,046

Automobiles - 1.0%
Harley-Davidson, Inc.	23,350	1,008,020

Distributors - 1.0%
LKQ Corp. (a)	33,375	921,150

Household Durables - 1.2%
D.R. Horton, Inc.	21,725	580,492
TopBuild Corp. (a)	20,302	547,748
		1,128,240
Leisure Products - 1.1%
Brunswick Corp.	23,750	1,010,325

Media - 5.7%
CBS Corp. Class B	30,675	1,484,056
The Walt Disney Co.	10,150	969,528
Time Warner Inc.	15,725	1,040,995
Viacom Inc. Class B	54,525	2,009,246
		5,503,825
Multiline Retail - 3.5%
Kohl's Corp.	29,585	1,380,732
Target Corp.	25,010	1,962,034
		3,342,766
Specialty Retail - 1.7%
Bed Bath & Beyond Inc. (a)	25,175	1,207,141
Lumber Liquidators Holdings, Inc. (a)	36,650	415,245
		1,622,386
Textiles, Apparel & Luxury Goods - 0.5%
Hanesbrands, Inc.	18,200	518,518

Consumer Staples - 5.7%
Food & Staples Retailing - 4.0%
CVS Health Corp.	10,175	988,705
Walgreens Boots Alliance, Inc.	24,750	1,953,765
Wal-Mart Stores, Inc.	14,600	968,564
		3,911,034
Household Products - 1.7%
Kimberly-Clark Corp.	5,568	725,510
The Procter & Gamble Co.	11,850	951,437
		1,676,947

1

THOMPSON IM FUNDS, INC.
THOMPSON LARGECAP FUND
SCHEDULE OF INVESTMENTS
February 29, 2016 (Unaudited)

	Shares	Value
COMMON STOCKS (continued)

Energy - 11.3%
Energy Equipment & Services - 1.5%
Schlumberger Ltd.	20,369	$1,460,865

Oil, Gas & Consumable Fuels - 9.8%
Apache Corp.	27,075	1,036,431
Chevron Corp.	25,645	2,139,819
Devon Energy Corp.	77,850	1,532,088
EOG Resources, Inc.	15,025	972,719
Exxon Mobil Corp.	38,720	3,103,408
Noble Energy, Inc.	25,350	747,825
		9,532,290
Financials - 16.7%
Banks - 12.0%
Associated Banc-Corp	68,215	1,173,298
Bank of America Corp.	169,625	2,123,705
CIT Group Inc.	42,550	1,268,415
Citigroup Inc.	49,575	1,925,989
First Horizon National Corp.	91,485	1,099,650
JPMorgan Chase & Co.	36,975	2,081,692
PNC Financial Services Group, Inc.	10,505	854,162
SunTrust Banks, Inc.	16,550	549,129
Zions Bancorporation	24,375	519,675
		11,595,715
Capital Markets - 2.8%
Northern Trust Corp.	17,710	1,051,620
State Street Corp.	29,800	1,632,444
		2,684,064
Consumer Finance - 0.5%
Discover Financial Services	10,620	492,980

Insurance - 1.0%
Aflac, Inc.	16,435	978,211

Real Estate Investment Trusts - 0.4%
DiamondRock Hospitality Co.	42,475	378,028

2

THOMPSON IM FUNDS, INC.
THOMPSON LARGECAP FUND
SCHEDULE OF INVESTMENTS
February 29, 2016 (Unaudited)

	Shares	Value
COMMON STOCKS (continued)

Health Care - 11.2%
Biotechnology - 5.5%
AbbVie Inc.	22,200	$1,212,342
Amgen Inc.	6,990	994,537
Baxalta Inc.	12,160	468,403
Celgene Corp. (a)	16,700	1,683,861
Exact Sciences Corp. (a)	191,600	963,748
		5,322,891
Health Care Equipment & Supplies - 0.5%
Zimmer Biomet Holdings, Inc.	5,425	525,194

Health Care Providers & Services - 4.2%
Express Scripts Holding Co. (a)	28,275	1,989,994
Hanger, Inc. (a)	59,300	147,657
McKesson Corp.	12,560	1,954,587
		4,092,238
Pharmaceuticals - 1.0%
Johnson & Johnson	9,260	974,245

Industrials - 11.5%
Air Freight & Logistics - 1.3%
FedEx Corp.	9,475	1,296,938

Building Products - 1.6%
Masco Corp.	54,375	1,533,375

Electrical Equipment - 3.2%
ABB Ltd. ADR	101,775	1,811,595
Rockwell Automation, Inc.	12,525	1,303,727
		3,115,322
Industrial Conglomerates - 3.0%
General Electric Co.	66,500	1,937,810
3M Co.	6,195	971,810
		2,909,620
Machinery - 1.6%
Illinois Tool Works Inc.	10,425	982,556
Ingersoll-Rand PLC	9,775	543,099
		1,525,655
Trading Companies & Distributors - 0.8%
HD Supply Holdings, Inc. (a)	27,950	776,731

3

THOMPSON IM FUNDS, INC.
THOMPSON LARGECAP FUND
SCHEDULE OF INVESTMENTS
February 29, 2016 (Unaudited)

	Shares	Value
COMMON STOCKS (continued)

Information Technology - 24.7%
Communications Equipment - 5.9%
Cisco Systems, Inc.	78,685	$2,059,973
Lumentum Holdings Inc. (a)	29,807	716,262
Qualcomm, Inc.	38,980	1,979,794
Viavi Solutions Inc. (a)	149,535	976,464
		5,732,493
Electronic Equipment, Instruments & Components - 2.0%
Corning Inc.	77,875	1,425,112
Maxwell Technologies, Inc. (a)	93,997	538,603
		1,963,715
Internet Software & Services - 3.4%
Alphabet, Inc. Class A (a)	3,982	2,855,970
eBay Inc. (a)	19,070	453,866
		3,309,836
IT Services - 3.5%
Alliance Data Systems Corp. (a)	7,375	1,549,709
PayPal Holdings, Inc. (a)	34,370	1,310,872
Visa Inc. Class A	6,625	479,584
		3,340,165
Semiconductors & Semiconductor Equipment - 3.5%
Intel Corp.	31,275	925,427
Linear Technology Corp.	16,870	735,869
Maxim Integrated Products, Inc.	21,555	729,852
NXP Semiconductors N.V. (a)	14,500	1,032,980
		3,424,128
Software - 4.4%
Microsoft Corp.	51,201	2,605,107
Oracle Corp.	44,750	1,645,905
		4,251,012
Technology Hardware, Storage & Peripherals - 2.0%
EMC Corp.	39,475	1,031,482
Hewlett Packard Enterprise Co.	38,025	504,592
HP Inc.	38,025	406,487
		1,942,561
Materials - 1.4%
Metals & Mining - 1.4%
Freeport-McMoRan Inc. (a)	170,625	1,301,869

TOTAL COMMON STOCKS (COST $114,253,360)		96,565,398

4

THOMPSON IM FUNDS, INC.
THOMPSON LARGECAP FUND
SCHEDULE OF INVESTMENTS
February 29, 2016 (Unaudited)

	Shares	Value
SHORT-TERM INVESTMENTS - 0.0%

Money Market Funds - 0.0%
Fidelity Money Market Portfolio Class I, 0.334% (b)	510	$510

Total Money Market Funds		510

TOTAL SHORT-TERM INVESTMENTS (COST $510)		510

TOTAL INVESTMENTS - 99.7% (COST $114,253,870)		96,565,908

NET OTHER ASSETS AND LIABILITIES - 0.3%		338,619

NET ASSETS - 100.0%		$96,904,527

(a)	Non-income producing security.
(b)	Represents the 7-day yield at February 29, 2016.

ADR:	American Depositary Receipt
N.V.:	Naamloze Vennootschap is the Dutch term for a public limited liability corporation.
PLC:	Public Limited Company

At February 29, 2016, the investment cost and aggregate unrealized appreciation and depreciation on investments for federal income tax purposes were as follows:

Federal tax cost	$114,345,848
Unrealized appreciation	$2,717,860
Unrealized depreciation	$(20,497,800)
Net unrealized appreciation (depreciation)	$(17,779,940)

The tax basis of investments for tax and financial reporting purposes differ principally due to wash sales.

The accompanying notes are an integral part of the schedule of investments.

The Global Industry Classification Standard ("GICS") was developed by and is the exclusive property and a service mark of MSCI Inc. ("MSCI") and Standard & Poor's Financial Services LLC ("S&P") and is licensed for use by Thompson Investment Management, Inc. Neither MSCI, S&P, nor any other party involved in making or compiling the GICS or any GICS classifications makes any warranties with respect thereto or the results to be obtained by the use thereof, and no such party shall have any liability whatsoever with respect thereto.

5

THOMPSON IM FUNDS, INC.
THOMPSON MIDCAP FUND
SCHEDULE OF INVESTMENTS
February 29, 2016 (Unaudited)

	Shares	Value
COMMON STOCKS - 99.4%

Consumer Discretionary - 23.1%
Automobiles - 1.3%
Harley-Davidson, Inc.	10,000	$431,700

Distributors - 1.6%
LKQ Corp. (a)	19,320	533,232

Household Durables - 4.8%
D.R. Horton, Inc.	13,575	362,724
Jarden Corp. (a)	6,243	330,130
PulteGroup Inc.	20,400	350,676
Toll Brothers, Inc. (a)	6,550	179,798
TopBuild Corp. (a)	13,850	373,673
		1,597,001
Leisure Products - 1.3%
Brunswick Corp.	10,075	428,590

Multiline Retail - 3.2%
Kohl's Corp.	17,135	799,690
Nordstrom, Inc.	4,800	246,336
		1,046,026
Specialty Retail - 5.8%
Bed Bath & Beyond Inc. (a)	14,405	690,720
Chico's FAS, Inc.	23,325	297,627
Lumber Liquidators Holdings, Inc. (a)	27,300	309,309
Urban Outfitters, Inc. (a)	22,900	606,621
		1,904,277
Textiles, Apparel & Luxury Goods - 5.1%
Coach, Inc.	11,555	449,952
Hanesbrands, Inc.	21,160	602,848
Michael Kors Holdings Ltd. (a)	7,125	403,631
Skechers U.S.A., Inc. Class A (a)	6,525	214,803
		1,671,234
Consumer Staples - 4.1%
Food & Staples Retailing - 1.4%
The Fresh Market, Inc. (a)	20,725	478,126

Food Producers - 2.7%
Ingredion Inc.	1,525	154,361
Inventure Foods, Inc. (a)	60,525	370,413
The J. M. Smucker Co.	2,887	368,295
		893,069

1

THOMPSON IM FUNDS, INC.
THOMPSON MIDCAP FUND
SCHEDULE OF INVESTMENTS
February 29, 2016 (Unaudited)

	Shares	Value
COMMON STOCKS (continued)

Energy - 5.3%
Energy Equipment & Services - 1.5%
FMC Technologies, Inc. (a)	13,125	$321,956
Helmerich & Payne, Inc.	3,235	171,358
		493,314
Oil, Gas & Consumable Fuels - 3.8%
Cameco Corp.	14,025	169,843
Devon Energy Corp.	13,200	259,776
Murphy Oil Corp.	1	17
Noble Energy, Inc.	16,875	497,812
Pioneer Natural Resources Co.	1,675	201,888
Southwestern Energy Co. (a)	19,200	110,976
		1,240,312
Financials - 19.4%
Banks - 8.9%
Associated Banc-Corp	37,105	638,206
CIT Group Inc.	23,305	694,722
First Horizon National Corp.	57,970	696,799
Regions Financial Corp.	22,135	166,455
SunTrust Banks, Inc.	10,495	348,224
Zions Bancorporation	19,035	405,826
		2,950,232
Capital Markets - 2.8%
Eaton Vance Corp.	11,295	326,538
Northern Trust Corp.	10,255	608,942
		935,480
Consumer Finance - 1.2%
Discover Financial Services	8,829	409,842

Insurance - 2.1%
Cincinnati Financial Corp.	5,315	335,589
Unum Group	12,655	361,047
		696,636
Real Estate Investment Trusts - 3.3%
Annaly Capital Management Inc.	36,250	367,212
DiamondRock Hospitality Co.	26,450	235,405
Host Hotels & Resorts Inc.	17,835	273,054
LaSalle Hotel Properties	9,520	231,812
		1,107,483
Thrifts & Mortgage Finance - 1.1%
Flagstar Bancorp, Inc. (a)	18,550	356,160

2

THOMPSON IM FUNDS, INC.
THOMPSON MIDCAP FUND
SCHEDULE OF INVESTMENTS
February 29, 2016 (Unaudited)

	Shares	Value
COMMON STOCKS (continued)

Health Care - 8.8%
Biotechnology - 1.4%
Exact Sciences Corp. (a)	93,150	$468,544

Health Care Equipment & Supplies - 3.1%
Hologic, Inc. (a)	6,925	239,813
Natus Medical Inc. (a)	3,725	135,292
ResMed Inc.	5,446	309,932
Zimmer Biomet Holdings, Inc.	3,675	355,777
		1,040,814
Health Care Providers & Services - 2.7%
Hanger, Inc. (a)	47,025	117,092
McKesson Corp.	1,615	251,326
Patterson Cos., Inc.	11,880	516,067
		884,485
Life Sciences Tools & Services - 0.3%
Fluidigm Corp. (a)	16,200	107,406

Pharmaceuticals - 1.3%
Jazz Pharmaceuticals PLC (a)	3,400	413,372

Industrials - 16.1%
Air Freight & Logistics - 1.6%
Expeditors Int'l. of Washington, Inc.	11,500	526,470

Building Products - 3.2%
A.O. Smith Corp.	2,500	175,950
Masco Corp.	21,425	604,185
USG Corp. (a)	12,525	266,783
		1,046,918
Electrical Equipment - 3.9%
Plug Power, Inc. (a)	102,500	213,200
Regal Beloit Corp.	9,080	495,586
Rockwell Automation, Inc.	5,600	582,904
		1,291,690
Machinery - 4.9%
Allison Transmission Holdings, Inc.	13,575	321,456
Ingersoll-Rand PLC	10,000	555,600
Mueller Water Products, Inc. Class A	33,700	290,157
SPX Corp. (a)	15,750	185,693
SPX Flow, Inc. (a)	14,750	276,268
		1,629,174
Trading Companies & Distributors - 2.5%
HD Supply Holdings, Inc. (a)	17,475	485,630
W.W. Grainger, Inc.	1,638	355,282
		840,912

3

THOMPSON IM FUNDS, INC.
THOMPSON MIDCAP FUND
SCHEDULE OF INVESTMENTS
February 29, 2016 (Unaudited)

	Shares	Value
COMMON STOCKS (continued)

Information Technology - 17.0%
Communications Equipment - 2.0%
Lumentum Holdings Inc. (a)	10,156	$244,049
Viavi Solutions Inc. (a)	62,281	406,695
		650,744
Electronic Equipment, Instruments & Components - 1.9%
FARO Technologies, Inc. (a)	5,300	169,865
InvenSense Inc. (a)	22,175	173,187
Maxwell Technologies, Inc. (a)	50,397	288,775
		631,827
Internet Software & Services - 0.8%
Liquidity Services, Inc. (a)	54,100	252,647

IT Services - 3.0%
Alliance Data Systems Corp. (a)	3,350	703,935
Fiserv, Inc. (a)	3,019	288,707
		992,642
Semiconductors & Semiconductor Equipment - 5.2%
Cavium Inc. (a)	5,750	342,068
Linear Technology Corp.	7,590	331,076
Maxim Integrated Products, Inc.	15,366	520,293
NXP Semiconductors N.V. (a)	7,350	523,614
		1,717,051
Software - 1.8%
Solera Holdings Inc.	7,475	416,357
Take-Two Interactive Software, Inc. (a)	4,935	177,611
		593,968
Technology Hardware, Storage & Peripherals - 2.3%
Nimble Storage, Inc. (a)	22,100	160,004
Pure Storage, Inc. Class A (a)	12,900	185,502
Silicon Graphics Int'l. Corp. (a)	40,375	245,076
Stratasys Ltd. (a)	3,900	73,515
3D Systems Corp. (a)	7,550	80,559
		744,656
Materials - 4.0%
Chemicals - 2.0%
Ecolab Inc.	3,156	323,648
Int'l. Flavors & Fragrances Inc.	3,310	341,890
		665,538
Metals & Mining - 2.0%
Freeport-McMoRan Inc. (a)	56,050	427,661
Lundin Mining Corp. (a)	43,600	120,772
Stillwater Mining Co. (a)	15,200	127,528
		675,961
Utilities - 1.6%
Multi-Utilities - 1.6%
MDU Resources Group, Inc.	16,800	305,928
SCANA Corp.	3,600	234,072
		540,000

TOTAL COMMON STOCKS (COST $36,522,912)		32,887,533

4

THOMPSON IM FUNDS, INC.
THOMPSON MIDCAP FUND
SCHEDULE OF INVESTMENTS
February 29, 2016 (Unaudited)

	Shares	Value
SHORT-TERM INVESTMENTS - 0.5%

Money Market Funds - 0.5%
Fidelity Money Market Portfolio Class I, 0.334% (b)	176,459	$176,459

Total Money Market Funds		176,459

TOTAL SHORT-TERM INVESTMENTS (COST $176,459)		176,459

TOTAL INVESTMENTS - 99.9% (COST $36,699,371)		33,063,992

NET OTHER ASSETS AND LIABILITIES - 0.1%		33,479

NET ASSETS - 100.0%		$33,097,471

(a)	Non-income producing security.
(b)	Represents the 7-day yield at February 29, 2016.

N.V.:	Naamloze Vennootschap is the Dutch term for a public limited liability corporation.
PLC:	Public Limited Company

At February 29, 2016, the investment cost and aggregate unrealized appreciation and depreciation on investments for federal income tax purposes were as follows:

Federal tax cost	$36,802,628
Unrealized appreciation	$4,457,683
Unrealized depreciation	$(8,196,319)
Net unrealized appreciation (depreciation)	$(3,738,636)

The tax basis of investments for tax and financial reporting purposes differ principally due to wash sales.

The accompanying notes are an integral part of the schedule of investments.

The Global Industry Classification Standard ("GICS") was developed by and is the exclusive property and a service mark of MSCI Inc. ("MSCI") and Standard & Poor's Financial Services LLC ("S&P") and is licensed for use by Thompson Investment Management, Inc. Neither MSCI, S&P, nor any other party involved in making or compiling the GICS or any GICS classifications makes any warranties with respect thereto or the results to be obtained by the use thereof, and no such party shall have any liability whatsoever with respect thereto.

5

THOMPSON IM FUNDS, INC.
THOMPSON BOND FUND
SCHEDULE OF INVESTMENTS
February 29, 2016 (Unaudited)

	Principal Amount	Value
BONDS - 95.3%

Asset-Backed Securities - 10.9%
America West Airlines
7.930% due 1/2/2019, Series 1999-1	$6,674,563	$7,091,723
8.057% due 7/2/2020, Series 2000-1	25,005	27,506
7.100% due 4/2/2021, Series 2001-1	5,280,991	5,558,243

American Airlines
7.000% due 1/31/2018, Series 2011-1 B (e)	23,868,427	24,823,164

Ameritech Capital Funding Corp.
9.100% due 6/1/2016	9,680	9,835

Basketball Properties Ltd.
6.650% due 3/1/2025 (e)	4,745,342	5,148,696

Beaver Valley II Funding
9.000% due 6/1/2017	1,000	1,060

British Airways PLC
5.625% due 6/20/2020, Series 2013-1 B (e)	78,847	80,818
5.625% due 6/20/2020, Series 2013-1 B (e)	37,855,297	38,801,679

Bvps II Funding Corp.
8.890% due 6/1/2017	5,000	5,159

Continental Airlines
9.000% due 7/8/2016, Series 2009-1	585,847	601,226
6.748% due 3/15/2017, Series 1998-1 B	108,625	111,612
6.648% due 9/15/2017, Series 1998-1 A	1,615,583	1,641,756
6.900% due 1/2/2018, Series 1997-4 A	144,932	147,381
6.820% due 5/1/2018, Series 1998-3 A-1	115,466	120,085
6.000% due 1/12/2019, Series 2010-1 B	2,003,654	2,068,773
7.256% due 3/15/2020, Series 1999-2 A-1	35,460	38,120
6.250% due 4/11/2020, Series 2012-1 B	7,398,986	7,741,189
5.500% due 10/29/2020, Series 2012-2 B	10,988,197	11,125,550

Delta Air Lines
9.750% due 12/17/2016, Series 2009-1 B	913,058	963,276
8.021% due 8/10/2022, Series 2007-1 B	2,480,632	2,784,510

Doric Nimrod Air Alpha
6.125% due 11/30/2019, Series 2013-1B (e)	34,433,560	34,433,560
6.125% due 11/30/2019, Series 2013-1B (e)	5,610,699	5,610,699

Doric Nimrod Air Finance Alpha Ltd.
6.500% due 5/30/2021, Series 2012-1 B (e)	18,603,075	18,798,258

Express Pipeline LP
7.390% due 12/31/2017 (e)	840,000	885,384

Federal Express Corp.
7.840% due 1/30/2018, Series 1996-B2	167,766	179,509

FPL Energy Caithness Funding Corp.
7.645% due 12/31/2018 (e)	2,682,770	2,816,908

General American Railcar
6.690% due 9/20/2016, Series 1997-1 (e)	54,622	55,469

Hidden Ridge Facility
5.650% due 1/1/2022 (e)	4,267,240	4,378,811

Landmark Leasing LLC
6.200% due 10/1/2022, Series 2004A (e)	228,984	231,689

Latam Airlines Group
4.500% due 11/15/2023, Series 2015-1 B (e)	6,000,000	5,250,000

THOMPSON IM FUNDS, INC.
THOMPSON BOND FUND
SCHEDULE OF INVESTMENTS
February 29, 2016 (Unaudited)

	Principal Amount	Value
BONDS (continued)

Asset-Backed Securities (continued)
Midwest Family Housing LLC
5.168% due 7/1/2016 (e)	$50,847	$50,993

Northwest Airlines
7.691% due 4/1/2017, Series 2001-1 B	66,568	69,231
8.028% due 11/1/2017, Series 2007-1 B	95,495	102,361
7.575% due 3/1/2019, Series 1999-2 A	1,034,081	1,124,563
7.150% due 10/1/2019, Series 2000-1 G (b)	23,005	23,911
7.027% due 11/1/2019, Series 2007-1 A	11,907,911	13,158,241
6.264% due 11/20/2021, Series 2002-1 G-2	578,240	610,737

United Air Lines
10.400% due 11/1/2016, Series 2009-1	1,659,051	1,729,560
5.375% due 8/15/2021, Series 2013-1 B	2,155,419	2,187,750

US Airways
8.360% due 1/20/2019, Series 1999-1A	65,227	68,163
8.000% due 10/1/2019, Series 2012-1 B	21,237,066	22,829,845
7.076% due 3/20/2021, Series 2001-1G	1,097,884	1,166,502

Virgin Australia Trust
5.000% due 10/23/2023, Series 2013-1A (e)	214,366	219,189

Total Asset-Backed Securities		224,872,694

Convertible Bonds - 0.4%
Hospitality Properties Trust
3.800% due 3/15/2027	7,309,000	7,309,000

Prospect Capital Corp.
5.500% due 8/15/2016	1,075,000	1,058,875

Total Convertible Bonds		8,367,875

Corporate Bonds - 79.8%
Alcoa Inc.
5.550% due 2/1/2017	143,000	146,396
6.750% due 7/15/2018	17,376,000	18,114,480
5.720% due 2/23/2019	1,400,000	1,417,500

Aluminum Company of America
6.500% due 6/15/2018	26,507,000	27,567,280

Assured Guaranty US Holdings Inc.
6.400% due 12/15/2066 (b)	15,242,000	10,516,980

Astoria Financial Corp.
5.000% due 6/19/2017	45,696,000	46,813,633

Athene Global Funding
2.875% due 10/23/2018 (e)	32,217,000	31,763,417

Aviation Capital Group Corp.
3.875% due 9/27/2016 (e)	1,639,000	1,641,049
4.625% due 1/31/2018 (e)	1,080,000	1,096,286

Avon Products, Inc.
6.500% due 3/1/2019	58,153,000	43,033,220
6.350% due 3/15/2020 (b)	500,000	360,000

Bank of America Corp.
6.000% due 6/15/2016	160,000	162,173
2.573% due 10/9/2024 (b)	35,000,000	33,206,250

BGC Partners Inc.
5.375% due 12/9/2019	375,000	388,035

THOMPSON IM FUNDS, INC.
THOMPSON BOND FUND
SCHEDULE OF INVESTMENTS
February 29, 2016 (Unaudited)

	Principal Amount	Value
BONDS (continued)

Corporate Bonds (continued)
BioMed Realty, L.P.
3.850% due 4/15/2016	$2,438,000	$2,440,287

BMC Software, Inc.
7.250% due 6/1/2018	5,312,000	4,435,520

Carpenter Technology Corp.
6.990% due 4/20/2018	2,415,000	2,586,492
7.060% due 5/21/2018	500,000	533,017
7.030% due 5/22/2018	8,000	8,524

Centrais Eletricas Brasileiras S.A.
6.875% due 7/30/2019 (e)	26,373,000	24,189,316
5.750% due 10/27/2021 (e)	16,365,000	12,601,050

Citigroup, Inc.
2.498% due 10/15/2024 (b)	35,000,000	33,302,150

Cliffs Natural Resources Inc.
5.950% due 1/15/2018 (b)	2,761,000	559,102
5.900% due 3/15/2020	22,876,000	2,745,120

Columbia Property Trust
5.875% due 4/1/2018	130,000	138,679

Continental Resources, Inc.
7.375% due 10/1/2020	4,237,000	3,431,970
7.125% due 4/1/2021	17,588,000	14,378,190

Copano Energy, LLC
7.125% due 4/1/2021	3,685,000	3,651,385

Countrywide Financial Corp.
6.250% due 5/15/2016	3,188,000	3,221,136
5.250% due 5/27/2020	379,000	377,985
6.000% due 8/26/2020 (c)	140,000	138,782

Countrywide Home Loans, Inc.
5.500% due 5/16/2018	249,000	247,009

Denali Borrower LLC / Denali Finance Corp.
5.625% due 10/15/2020 (e)	22,645,000	23,822,314

Development Bank of Kazakhstan
6.500% due 6/3/2020 (e)	5,055,000	5,139,317
4.125% due 12/10/2022 (e)	15,035,000	13,194,716

Discover Financial Services
6.450% due 6/12/2017	590,000	619,436
10.250% due 7/15/2019	11,247,000	13,220,736

Domtar Corp.
9.500% due 8/1/2016	362,000	374,414
10.750% due 6/1/2017	9,338,000	10,279,121

El Paso Corp.
7.000% due 6/15/2017	3,177,000	3,273,508

Embraer Overseas Ltd.
6.375% due 1/24/2017	12,406,000	12,592,090

Enbridge Energy Partners, L.P.
5.875% due 12/15/2016	362,000	367,760

Enterprise Products Operating LLC
7.000% due 6/1/2067 (b)	9,613,000	6,743,616

THOMPSON IM FUNDS, INC.
THOMPSON BOND FUND
SCHEDULE OF INVESTMENTS
February 29, 2016 (Unaudited)

	Principal Amount	Value
BONDS (continued)

Corporate Bonds (continued)
Everest Reinsurance Holdings Inc.
6.600% due 5/15/2037 (b)	$8,692,000	$7,475,120

Fairfax Financial Holdings Ltd.
7.375% due 4/15/2018	24,226,500	26,182,039

Fifth Third Bancorp
4.900% due 9/30/2019 (b) (d)	44,777,000	39,235,846

First Midwest Bancorp, Inc.
5.875% due 11/22/2016	1,175,000	1,204,294

Freeport-McMoran Copper & Gold Inc.
2.150% due 3/1/2017	815,000	774,250

Freeport-McMoran Oil & Gas LLC
6.125% due 6/15/2019	12,233,000	9,694,652
6.625% due 5/1/2021	29,335,000	21,634,562

General Electric Capital Corp.
1.001% due 5/5/2026 (b)	613,000	557,272

Genworth Financial Inc.
7.700% due 6/15/2020	2,918,000	2,071,780

GFI Group Inc.
8.375% due 7/19/2018 (b)	66,699,000	71,034,435

Globo Comunicacao e Participacoes S.A.
5.307% due 5/11/2022 (c) (e)	16,990,000	16,650,200

Great Plains Energy Inc.
6.875% due 9/15/2017	30,000	31,786

Harsco Corp.
5.750% due 5/15/2018	21,569,000	14,073,772

HCP, Inc.
6.300% due 9/15/2016	827,000	846,828

Hiland Partners, LP
7.250% due 10/1/2020 (e)	23,110,000	23,213,533

Hospitality Properties Trust
6.300% due 6/15/2016	1,873,000	1,874,725
5.625% due 3/15/2017	11,258,000	11,597,417
6.700% due 1/15/2018	5,007,000	5,250,741

HRPT Properties Trust
6.250% due 6/15/2017	5,773,000	5,943,373
6.650% due 1/15/2018	33,478,000	35,251,966

International Lease Finance Corp.
6.750% due 9/1/2016 (e)	14,286,000	14,536,005

INVISTA Finance LLC
4.250% due 10/15/2019 (e)	32,365,000	30,908,575

Jabil Circuit, Inc.
7.750% due 7/15/2016	4,694,000	4,782,012
8.250% due 3/15/2018	53,564,000	57,983,030

John Hancock Life Ins. Co.
5.000% due 4/15/2016	60,000	60,241

JPMorgan Chase & Co.
7.900% due 4/30/2018 (b) (d)	65,991,000	65,826,022

THOMPSON IM FUNDS, INC.
THOMPSON BOND FUND
SCHEDULE OF INVESTMENTS
February 29, 2016 (Unaudited)

	Principal Amount	Value
BONDS (continued)

Corporate Bonds (continued)
Kinder Morgan Inc.
7.000% due 2/1/2018	$22,258,000	$22,502,571

Lexmark International, Inc.
6.650% due 6/1/2018	4,262,000	4,502,253

Lincoln National Corp.
7.000% due 5/17/2066 (b)	25,985,000	16,955,212
6.050% due 4/20/2067 (b)	19,155,000	12,450,750

Magellan Midstream Partners, L.P.
5.650% due 10/15/2016	667,000	681,454

Manufacturers & Traders Trust Co.
1.654% due 12/28/2020 (b)	14,173,000	14,156,418
5.629% due 12/1/2021 (b)	1,002,000	981,960

Masco Corp.
6.125% due 10/3/2016	13,565,000	13,904,125
5.850% due 3/15/2017	3,754,000	3,866,620
6.625% due 4/15/2018	13,741,000	14,670,853

MBIA Inc.
6.400% due 8/15/2022	81,441,000	79,812,180

Merrill Lynch & Co.
6.050% due 5/16/2016	1,535,000	1,549,920

Midcontinent Express Pipeline LLC
6.700% due 9/15/2019 (e)	18,665,000	13,205,487

Morgan Stanley
2.502% due 4/1/2021 (b)	130,000	127,725
2.502% due 6/9/2023 (b)	100,000	99,682

MPT Operating Partnership, L.P.
6.875% due 5/1/2021	38,813,000	40,462,552
6.375% due 2/15/2022	10,000,000	10,300,000

Nabors Industries, Inc.
2.350% due 9/15/2016 (e)	250,000	247,473

National City Bank of Indiana
4.250% due 7/1/2018	200,000	210,245

National Retail Properties Inc.
6.875% due 10/15/2017	1,023,000	1,100,335

NationsBank Corp.
7.800% due 9/15/2016	741,000	765,418

Navient Corp.
5.500% due 1/15/2019	200,000	198,000
5.875% due 3/25/2021	500,000	438,750

NIPSCO Capital Markets, Inc.
7.860% due 3/27/2017	96,000	101,048

Noble Drilling Corp.
7.500% due 3/15/2019	21,238,000	16,778,020

Noble Holding Int'l. Ltd.
3.050% due 3/1/2016	1,488,000	1,488,000
4.900% due 8/1/2020	21,828,000	13,096,800
4.625% due 3/1/2021	22,764,000	12,292,560

Northern Indiana Public Service Co.
7.590% due 6/12/2017	182,000	192,744

THOMPSON IM FUNDS, INC.
THOMPSON BOND FUND
SCHEDULE OF INVESTMENTS
February 29, 2016 (Unaudited)

	Principal Amount	Value
BONDS (continued)

Corporate Bonds (continued)
Owens Corning
6.500% due 12/1/2016	$249,000	$255,043

Pemex Project Funding Master Trust
9.250% due 3/30/2018	20,000	21,543

Petrobras Energia S.A.
5.875% due 5/15/2017 (e)	11,500,000	11,288,975
5.875% due 5/15/2017 (e)	21,549,000	21,153,576

PetroLogistics LP / PetroLogistics Finance Corp.
6.250% due 4/1/2020	629,000	649,442

Pitney Bowes Inc.
5.250% due 1/15/2037	4,354,000	4,394,536

Plains Exploration & Production Co.
6.500% due 11/15/2020	17,327,000	12,778,662
6.750% due 2/1/2022	14,470,000	10,563,100
6.875% due 2/15/2023	2,364,000	1,702,080

Pride Int'l., Inc.
8.500% due 6/15/2019	22,476,000	15,901,770

Reckson Operating Partnership, L.P.
6.000% due 3/31/2016	1,301,000	1,305,276

Regency Energy Partners LP
6.500% due 7/15/2021	45,484,000	42,186,410

Reinsurance Group of America, Inc.
3.177% due 12/15/2065 (b)	33,768,000	24,312,960

Reliance Steel & Aluminum Co.
6.200% due 11/15/2016	1,821,000	1,873,924

Seagate HDD Cayman
7.000% due 11/1/2021	2,569,000	2,618,615

Security Benefit Life Insurance
8.750% due 5/15/2016 (e)	8,000,000	8,113,768

Select Income REIT
2.850% due 2/1/2018	23,356,000	23,280,350

Seminole Indian Tribe of Florida
8.030% due 10/1/2020 (e)	28,800,000	29,808,000

SESI LLC
6.375% due 5/1/2019	30,286,000	20,670,195
7.125% due 12/15/2021	46,739,000	28,686,061

SLM Corp.
5.000% due 6/15/2018	98,000	92,488
5.500% due 3/15/2019	800,000	701,928
6.000% due 3/15/2019 (c)	140,000	124,350
6.600% due 3/15/2019 (c)	395,000	357,669
5.190% due 4/24/2019	529,000	487,341
8.000% due 3/25/2020	671,000	662,612
6.250% due 9/15/2020 (c)	172,000	142,425
6.500% due 12/15/2020 (c)	71,000	61,516
6.750% due 12/15/2020 (c)	306,000	254,348
6.750% due 12/15/2020 (c)	95,000	78,964
6.000% due 6/15/2021	20,000	15,752
6.000% due 6/15/2021	261,000	205,196
6.150% due 6/15/2021	146,000	115,650
6.150% due 6/15/2021	52,000	41,191
7.250% due 1/25/2022	602,000	547,820

THOMPSON IM FUNDS, INC.
THOMPSON BOND FUND
SCHEDULE OF INVESTMENTS
February 29, 2016 (Unaudited)

	Principal Amount	Value
BONDS (continued)

Corporate Bonds (continued)
Southwestern Energy Co.
3.300% due 1/23/2018	$4,000,000	$2,880,000
7.500% due 2/1/2018	4,329,000	3,279,217

StanCorp Financial Group, Inc.
6.900% due 6/1/2067 (b)	39,509,000	31,607,200

Standard Chartered PLC
4.000% due 7/12/2022 (b) (e)	27,573,000	27,053,442

Tech Data Corp.
3.750% due 9/21/2017	4,226,000	4,283,850

Transocean Inc.
7.375% due 4/15/2018	3,808,000	2,951,200

Unitrin, Inc.
6.000% due 5/15/2017	14,577,000	15,098,463

Viacom Inc.
2.500% due 12/15/2016	344,000	345,472

Wells Fargo & Co.
7.980% due 3/15/2018 (b) (d)	40,397,000	41,558,414

Western Power Distribution
7.250% due 12/15/2017 (e)	2,335,000	2,455,715

Westvaco Corp.
7.500% due 6/15/2027	711,000	757,255

Wyndham Worldwide
5.750% due 2/1/2018	2,046,000	2,133,923

XL Group PLC
6.500% due 4/15/2017 (b) (d)	91,050,000	63,735,000

ZFS Finance USA Trust II
6.450% due 12/15/2065 (b) (e)	1,224,000	1,221,552

Zions Bancorporation
4.500% due 3/27/2017	1,125,000	1,149,563

Total Corporate Bonds		1,646,636,874

Federal Agency Mortgage-Backed Securities - 0.0%
Fannie Mae
6.500% due 1/1/2019, Series 76-9194F	18,811	19,515
6.000% due 10/1/2037, Series 88-8736F	121,678	135,204
6.000% due 3/1/2038, Series 25-7134F	100,871	112,406

Freddie Mac
4.500% due 5/1/2018, Series P1-0032	11,000	11,278
6.500% due 12/1/2018, Series C9-0241	14,537	16,570
6.000% due 11/1/2021, Series G1-2449	28,371	30,933
6.000% due 2/1/2022, Series G1-2758	55,802	60,823

Ginnie Mae
5.500% due 6/15/2017, Series 58-4476X	413	414
5.500% due 7/20/2018, Series 00-3411M	4,910	5,055
7.000% due 5/15/2033, Series 78-2071X	33,125	39,953
5.500% due 6/20/2038, Series 00-4163M	11,673	12,429

Total Federal Agency Mortgage-Backed Securities		444,580

THOMPSON IM FUNDS, INC.
THOMPSON BOND FUND
SCHEDULE OF INVESTMENTS
February 29, 2016 (Unaudited)

	Principal Amount	Value
BONDS (continued)

Taxable Municipal Bonds - 3.9%
California Earthquake Authority
6.169% due 7/1/2016	$308,000	$312,691

Casino Reinvestment Development Authority NJ
5.340% due 6/1/2020	9,845,000	10,068,186

City of Cleveland OH Airport System Revenue
5.239% due 1/1/2017	230,000	234,848

City of Detroit MI Water Supply System Revenue
3.607% due 7/1/2016	170,000	170,530

City of Miami FL
6.750% due 12/1/2018	1,310,000	1,420,813

City of Newark NJ
5.603% due 4/1/2018	655,000	676,432

County of Reeves TX Certs. of Participation
5.000% due 12/1/2016	65,000	65,417
6.000% due 12/1/2016	90,000	90,197
5.000% due 12/1/2017	45,000	45,891
6.250% due 12/1/2017	45,000	45,096
7.400% due 12/1/2017	480,000	481,421
5.625% due 12/1/2018	125,000	130,475
6.500% due 12/1/2018	225,000	225,515
7.500% due 12/1/2018	35,000	35,106
6.750% due 12/1/2019	1,320,000	1,322,983
6.125% due 12/1/2020	680,000	732,510
6.875% due 12/1/2020	370,000	370,758
6.375% due 12/1/2021	45,000	48,764
7.000% due 12/1/2021	500,000	501,075
7.700% due 12/1/2021	3,340,000	3,348,918

District of Columbia Revenue
4.713% due 10/1/2016	125,000	125,337
5.375% due 10/1/2018	1,455,000	1,475,705

Eastern Illinois University
5.000% due 4/1/2017	405,000	416,040
5.250% due 4/1/2018	775,000	816,261
5.450% due 4/1/2019	515,000	555,124
5.600% due 4/1/2020	585,000	627,956
5.700% due 4/1/2021	125,000	134,086

Fannin County TX Public Facility Corp.
3.950% due 10/1/2016	675,000	679,988
4.600% due 10/1/2017	740,000	753,172
5.200% due 10/1/2019	515,000	535,183
5.650% due 10/1/2021	825,000	875,713

Florida State Mid-Bay Bridge Authority
3.784% due 10/1/2021	5,000,000	5,116,700

Garza County TX Public Facility Corp.
6.200% due 10/1/2020	1,960,000	2,067,330

Guam Gov't. Waterworks Authority
1.880% due 7/1/2016	3,320,000	3,318,971
2.516% due 7/1/2017	210,000	209,712
3.061% due 7/1/2018	255,000	256,943

Kentucky Economic Development Finance Authority
7.000% due 12/1/2021	270,000	273,221

Lancaster PA Parking Authority
5.760% due 12/1/2017	500,000	513,740

THOMPSON IM FUNDS, INC.
THOMPSON BOND FUND
SCHEDULE OF INVESTMENTS
February 29, 2016 (Unaudited)

	Principal Amount	Value
BONDS (continued)

Taxable Municipal Bonds (continued)
LL & P Wind Energy, Inc. WA
5.733% due 12/1/2017 (e)	$480,000	$486,466
5.983% due 12/1/2022 (e)	8,595,000	8,916,023

Memphis TN Health Educational & Housing Facility Board
4.500% due 3/1/2018	160,000	160,283

New Jersey Economic Development Authority
5.000% due 6/15/2017 (e)	470,000	476,477

New Jersey Sports & Exposition Authority
6.076% due 3/1/2023	615,000	667,435

Pontotoc County OK Educational Facilities Authority
4.119% due 9/1/2023	325,000	343,141

Public Finance Authority WI Student Housing Revenue
4.500% due 7/1/2021	1,730,000	1,729,170

Puerto Rico Commonwealth Gov't. Development Bank
4.704% due 5/1/2016	24,080,000	7,346,086
3.875% due 2/1/2017	8,000,000	1,880,880
4.375% due 2/1/2019	12,395,000	2,914,064

San Luis AZ Facility Development Corp.
4.050% due 5/1/2016	1,005,000	1,005,422
4.650% due 5/1/2017	1,130,000	1,133,650
5.050% due 5/1/2018	780,000	786,388
5.350% due 5/1/2019	1,240,000	1,254,235
5.600% due 5/1/2020	670,000	679,186
5.700% due 5/1/2020	850,000	863,396
5.800% due 5/1/2021	1,055,000	1,070,508
5.900% due 5/1/2021	980,000	996,866
6.100% due 5/1/2022	1,030,000	1,045,100
6.200% due 5/1/2022	1,035,000	1,049,376

Summit County OH Development Finance Authority
6.250% due 5/15/2026	665,000	703,477

West Texas Detention Facility Corp.
3.800% due 11/1/2016	1,000,000	1,008,560
4.400% due 11/1/2017	1,195,000	1,221,636
4.700% due 11/1/2018	920,000	951,878

Willacy County TX Local Gov't. Corp.
7.800% due 12/1/2028	1,495,000	604,638

Willacy County TX Public Facility Corp.
6.000% due 12/1/2016	1,330,000	1,357,504
6.000% due 12/1/2017	390,000	405,448
5.600% due 12/1/2018	420,000	442,336

Total Taxable Municipal Bonds		80,578,437

THOMPSON IM FUNDS, INC.
THOMPSON BOND FUND
SCHEDULE OF INVESTMENTS
February 29, 2016 (Unaudited)

	Principal Amount	Value
BONDS (continued)

Tax-Exempt Municipal Bonds - 0.3%
Casino Reinvestment Development Authority NJ
5.250% due 6/1/2019	$5,000,000	$5,097,950

Puerto Rico Commonwealth
5.500% due 7/1/2018	100,000	105,000
5.500% due 7/1/2019	130,000	137,049

Puerto Rico Electric Power Authority
5.000% due 7/1/2019	770,000	777,284

Puerto Rico Highways & Transportation Authority
4.125% due 7/1/2019	120,000	120,186

Puerto Rico Municipal Finance Agency
5.250% due 8/1/2019	100,000	100,621

Total Tax-Exempt Municipal Bonds		6,338,090

TOTAL BONDS (COST $2,281,149,862)		1,967,238,550

THOMPSON IM FUNDS, INC.
THOMPSON BOND FUND
SCHEDULE OF INVESTMENTS
February 29, 2016 (Unaudited)

	Shares or
	Principal Amount	Value
SHORT-TERM INVESTMENTS - 3.2%

Money Market Funds - 0.8%
Fidelity Money Market Portfolio Class I, 0.334% (a)	15,329,764	$15,329,764

Total Money Market Funds		15,329,764

United States Government & Agency Issues - 2.4%
U.S. Treasury Bills
0.209% due 3/10/2016 (b)	$20,000,000	19,998,844
0.224% due 3/17/2016 (b)	15,000,000	14,998,411
0.249% due 3/24/2016 (b)	10,000,000	9,998,339
0.237% due 3/31/2016 (b)	5,000,000	4,998,979

Total United States Government & Agency Issues		49,994,573

TOTAL SHORT-TERM INVESTMENTS (COST $65,324,337)		65,324,337

TOTAL INVESTMENTS - 98.5% (COST $2,346,474,199)		2,032,562,887

NET OTHER ASSETS AND LIABILITIES - 1.5%		31,438,521

NET ASSETS - 100.0%		$2,064,001,408

(a) Represents the 7-day yield at February 29, 2016.
(b) Rate shown represents the current coupon rate at February 29, 2016.
(c) Security is a "step-up" bond where the coupon increases or steps up at a predetermined date.
(d) Perpetual maturity; date shown represents next contractual call date.
(e) Security subject to restrictions on resale under federal securities laws and which therefore may only be resold upon registration under the Securities Act of 1933, as amended, or in transactions exempt from registration, including sales to qualified institutional buyers under Rule 144A of the Securities Act of 1933, as amended. It has been deemed liquid under guidance approved by the Board.

PLC:	Public Limited Company
REIT:	Real Estate Investment Trust
S.A.:	Generally designates corporations in various countries, mostly those employing the civil law.

At February 29, 2016, the investment cost and aggregate unrealized appreciation and depreciation on investments for federal income tax purposes were as follows:

Federal tax cost	$2,346,748,106
Unrealized appreciation	$7,404,375
Unrealized depreciation	$(321,589,594)
Net unrealized appreciation (depreciation)	$(314,185,219)

The tax basis of investments for tax and financial reporting purposes differ principally due to wash sales and discount accretion of debt securities.

The accompanying notes are an integral part of the schedule of investments.

THOMPSON IM FUNDS, INC.
NOTES TO FINANCIAL STATEMENTS
February 29, 2016

VALUATION POLICY AND PROCEDURES - The Funds’ Board of Directors (the “Funds’ Board”) has adopted methods for valuing securities set forth in the Funds’ Pricing Policies and Procedures, including circumstances in which market quotes are not readily available or deemed to be unreliable, and has delegated authority to the Advisor to apply those methods in making fair value determinations, subject to board oversight. The Advisor has established a valuation committee (the “Committee”). The Committee and other Advisor employees administer, implement, and oversee the fair valuation process and make fair value decisions. The Committee regularly reviews its own fair value decisions, as well as valuations, valuation techniques and services furnished by pricing services, considers circumstances in the markets which may require valuation determinations by the Committee and reviews previous valuation determinations. The Committee reports on its activities and any changes to the fair valuation guidelines to the Funds’ Board.

SECURITY VALUATION - Each Fund’s listed or exchange-traded investments are valued at their market prices (generally the last reported sales price on the exchange where the securities are primarily traded or, for Nasdaq-listed securities, at their Nasdaq Official Closing Prices). Exchange traded options are valued at the last reported sale price on an exchange on which the option is traded. If no sales are reported on a particular day, the mean between the highest bid and lowest asked quotations at the close of the exchanges will generally be used. Investments in money market mutual funds are generally priced at the ending net asset value provided by the service agent of the funds.

Debt investments are typically valued based on valuations published by an independent pricing service, which uses various valuation methodologies such as matrix pricing and other analytical pricing models as well as market transactions and dealer quotations. Factors considered by pricing services include market characteristics such as benchmark yield curves, option-adjusted spreads, credit spreads and fundamental analytical data relating to the issuer. Debt securities with remaining maturities of 60 days or less are generally valued on an amortized cost basis.

Where market quotations are not readily available or are unreliable, a fair value is determined in good faith pursuant to procedures established by the Funds’ Board. When a security is “fair valued,” consideration is given to the facts and circumstances relevant to the particular situation, including a review of various factors, which includes factors such as fundamental analytical data relating to the investment, which may include consideration of yields or prices of securities of comparable quality, coupon rate, maturity and type of issue, nature and duration of any restrictions on disposition of the security and an evaluation of forces that influence the market in which the securities are purchased or sold. Fair value pricing is an inherently subjective process, and no single standard exists for determining fair value. Different funds could reasonably arrive at different values for the same security. No securities in any of the Funds were fair valued as of February 29, 2016.

VALUATION MEASUREMENTS – In accordance with generally accepted accounting principles in the United States of America (“GAAP”), fair value is defined as the price that the Fund would receive to sell an investment or pay to transfer a liability in an orderly transaction with an independent buyer in the principal market, or in the absence of a principal market the most advantageous market for the investment or liability. GAAP established a three-tier hierarchy to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes.

Various inputs are used in determining the value of each Fund’s investments. These inputs are summarized in the three broad levels listed below:

Level 1 – Quoted prices in active markets for identical securities.

Level 2 – Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

Level 3 – Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).

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Inputs may include price information, specific and broad credit data, liquidity statistics, and other factors. The Fund considers observable data to be that market data which is readily available, regularly distributed or updated, reliable and verifiable, not proprietary, and provided by independent sources that are actively involved in the relevant market. The determination of what constitutes “observable” requires significant judgment by the Fund. The categorization of a financial instrument within the hierarchy is based upon the pricing transparency of the instrument and does not necessarily correspond to the Fund’s perceived risk of that instrument. Investments whose values are based on quoted market prices in active markets, and which are therefore classified as level-1 securities, include active listed equities and certain U.S. government obligations.

Investments that trade in markets that are not considered to be active, but are valued based on quoted market prices, dealer quotations or alternative pricing sources supported by observable inputs, are classified as level-2 securities. These include certain U.S. government obligations, most government agency securities, investment-grade corporate bonds, sovereign bonds, municipal bonds, and less liquid listed equities. Level-2 investments include positions that are not traded in active markets.

Investments classified as level-3 securities have significant unobservable inputs, as they trade infrequently or not at all. Level-3 instruments include private-placement and less liquid corporate and municipal debt securities. When observable prices are not available for these securities, the Fund uses one or more valuation techniques (e.g., the market approach, the income approach, or the cost approach) for which sufficient and reliable data is available. Within level 3, the use of the market approach generally consists of using comparable market transactions, while the use of the income approach generally consists of using the net present value of estimated future cash flows, adjusted as appropriate for liquidity, credit, market and/or other risk factors. The inputs used by the Fund in estimating the value of level-3 investments include the original transaction price and recent transactions in the same or similar instruments.

The following is a summary of the inputs used to value the Funds’ investments as of February 29, 2016:

LargeCap Fund
Assets	Level 1	Level 2	Level 3	Total
Investment Securities:
Common stocks	$96,565,398	$-	$-	$96,565,398
Short-term investments	510	-	-	510
Total Assets	$96,565,908	$-	$-	$96,565,908

MidCap Fund
Assets	Level 1	Level 2	Level 3	Total
Investment Securities:
Common stocks	$32,887,533	$-	$-	$32,887,533
Short-term investments	176,459	-	-	176,459
Total Assets	$33,063,992	$-	$-	$33,063,992

Bond Fund
Assets	Level 1	Level 2	Level 3	Total
Investment Securities:
Bonds	-	$1,967,238,550	$-	$1,967,238,550
Short-term investments	$15,329,764	49,994,573	-	65,324,337
Total Assets	$15,329,764	$2,017,233,123	$-	$2,032,562,887

There were no transfers between level-1 and level-2 securities and the Funds did not invest in any level-3 investments as of and during the fiscal period ended February 29, 2016. It is the Funds’ policy to record transfers at the end of the reporting period. Refer to each Fund’s Schedule of Investments for additional information regarding security types and industry classifications.

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Item 2. Controls and Procedures

(a) Disclosure Controls and Procedures. Based on an evaluation of the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) carried out under the supervision and with the participation of the Registrant’s management, including its principal executive and financial officers, within 90 days prior to the filing date of this report on Form N-Q, the Registrant’s management, including its principal executive and financial officers, has concluded that the design and operation of the Registrant’s disclosure controls and procedures are effective in providing reasonable assurance that the information required to be disclosed on Form N-Q is recorded, processed, summarized and reported within the time periods specified in the SEC's rules and forms.

(b) Changes in Internal Control Over Financial Reporting. There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the Registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits

The following exhibits are attached to this Form N-Q:

Exhibit No.	Description of Exhibit
3(a)	Certification of Principal Executive Officer Required by Section 302 of the Sarbanes-Oxley Act of 2002
3(b)	Certification of Principal Financial Officer Required by Section 302 of the Sarbanes-Oxley Act of 2002

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SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized, on this 20th day of April, 2016.

THOMPSON IM FUNDS, INC.

By:	/s/ Jason L. Stephens
Jason L. Stephens, Chief Executive
Officer (Principal Executive Officer)

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities indicated on this 20th day of April, 2016.

By:	/s/ Jason L. Stephens
Jason L. Stephens, Chief Executive
Officer (Principal Executive Officer)

By:	/s/ Penny M. Hubbard
Penny M. Hubbard, Chief Financial
Officer (Principal Financial Officer)

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